SHARE-BASED COMPENSATION - Shares options activities (Details) - Share options		1 Months Ended	12 Months Ended
	Jan. 01, 2021 $ / shares shares	Jul. 31, 2020	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Number of shares
Granted (in shares) | shares	4,025,499
Weighted average exercise price
Weighted average exercise price, granted | $ / shares	$ 0.248
2016 Share Plan
Number of shares
Beginning balance (in shares) | shares	25,324,435		21,251,155	21,950,001	17,285,084
Granted (in shares) | shares			7,700,228	2,750,000	5,412,917
Forfeited (in shares) | shares			(3,626,948)	(3,448,846)	(748,000)
Ending balance (in shares) | shares			25,324,435	21,251,155	21,950,001
Weighted average exercise price
Weighted average exercise price, beginning | $ / shares				$ 0.24	$ 0.24	$ 0.25	$ 0.21
Weighted average exercise price, granted | $ / shares			$ 0.30	0.26	0.35
Weighted average exercise price, forfeited | $ / shares			$ 0.27	0.27	0.25
Weighted average exercise price, ending | $ / shares				$ 0.24	$ 0.24	$ 0.25	$ 0.21
Vested and expected to vest
Vested and expected to vest, number of shares | shares			25,324,435			25,324,435
Vested and expected to vest, weighted average exercise price | $ / shares						$ 0.25
Vested and expected to vest, weighted remaining contractual years		10 years	6 years 7 months 6 days
Vested and expected to vest, aggregate intrinsic value | ¥			$ 17,774,121
Exercisable
Exercisable, number of shares | shares			13,714,193			13,714,193
Exercisable, weighted average exercise price | $ / shares						$ 0.21
Exercisable, weighted remaining contractual years			4 years 7 months 17 days
Exercisable, aggregate intrinsic value | $						$ 9,130,955